EARNINGS PER SHARE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
EARNINGS PER SHARE
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	March 31, 2025	March 31, 2024
Weighted average number of common shares outstanding Basic	26,037,608	16,851,747
Potentially dilutive common stock equivalents
Weighted average number of common and equivalent shares outstanding – Diluted	26,037,608	16,851,747

	2024	2023
Numerator for Basic and Diluted Earnings Per Share:
Net loss attributable to common stockholders	$(22,378,042)	$(25,783,834)
Denominator for Basic Earnings Per Share:
Weighted Average Shares	19,147,726	11,968,665
Potentially Dilutive Common Shares		-
Adjusted Weighted Average Shares	19,147,726	11,968,665
Basic and Diluted Net Loss per Share	(1.17)	(2.15)

Schedule of potential shares of common stock
	2024	2023
Common Stock Warrants	12,926,506	8,561,476
Common Stock Options	-	-
Convertible Debt	-	-
Total	12,926,506	8,561,476